Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Dec. 08, 2020
C000222038
Account Value [Line Items]
Account Value	$ 11,026	$ 10,915	$ 10,723	$ 10,626	$ 10,332	$ 10,209	$ 10,013	$ 9,865	$ 9,779	$ 9,659	$ 9,544	$ 9,637	$ 9,753	$ 9,951	$ 10,091	$ 10,162	$ 10,121	$ 10,083	$ 10,000
C000222039
Account Value [Line Items]
Account Value	553,908	547,611	538,419	533,377	518,523	512,176	502,230	494,685	489,706	484,094	478,221	482,725	488,450	498,217	505,104	508,512	506,334	504,292	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,411	9,438	9,339	9,351	8,924	8,920	8,738	8,715	8,809	8,633	8,636	8,820	9,002	9,562	9,909	9,968	9,808	9,822	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	470,544	471,905	466,951	467,555	446,187	446,000	436,913	435,759	440,437	431,639	431,818	441,022	450,082	478,121	495,429	498,419	490,403	491,107	500,000
Bloomberg 1-3 Year U.S. Corporate Bond Index
Account Value [Line Items]
Account Value	10,999	10,871	10,723	10,626	10,343	10,231	10,070	9,908	9,831	9,708	9,651	9,678	9,756	9,876	10,005	10,063	10,056	10,028	10,000
Bloomberg 1-3 Year U.S. Corporate Bond Index
Account Value [Line Items]
Account Value	$ 549,931	$ 543,566	$ 536,130	$ 531,289	$ 517,174	$ 511,526	$ 503,510	$ 495,415	$ 491,543	$ 485,408	$ 482,548	$ 483,898	$ 487,789	$ 493,805	$ 500,247	$ 503,129	$ 502,782	$ 501,375	$ 500,000